Brumadinho dam failure - Contingencies and other legal matters (Details) ha in Thousands, R$ in Billions, $ in Billions	6 Months Ended
	Jun. 30, 2021 ha item	Aug. 26, 2020 USD ($)	Aug. 26, 2020 BRL (R$)	May 31, 2020 USD ($)	May 31, 2020 BRL (R$)
Contingencies
Provision of bank or insurance guarantee		$ 5.1	R$ 26.7	$ 1.4	R$ 7.9
Environmental projects
Contingencies
Number of parks in which environmental projects will be done | item	7
Area of property in which environmental projects will be done | ha	794